STOCKHOLDERS DEFICIT (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants, Outstanding Beginning Balance	10,089	1,894
Warrants, Issued	83,262	486
Warrants, Exercised		(1,188)
Anti-Dilution Modifications	59,394	9,100
Forfeiture/Cancellations		(203)
Warrants, Outstanding Ending Balance	152,745	10,089
Warrants, Vested	152,745
Weighted Average Exercise Price, Outstanding beginning	$ 45	$ 355
Weighted Average Exercise Price, Outstanding ending	2.85	$ 45
Weighted Average Exercise Price, Vested	$ 2.85
Weighted Average Life Remaining, Outstanding Beginning	3 years 29 days	4 years 2 months 19 days
Weighted Average Life Remaining, Outstanding Ending	2 years 5 months 19 days	3 years 29 days
Weighted Average Life Remaining, Vested	2 years 5 months 19 days